SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Effective February 1, 2020, Ann M. Miletti is removed as a portfolio manager to the Fund. All references to Ann Miletti in the Prospectuses and Statement of Additional Information are hereby removed.

Effective February 1, 2020, Theran Motl, CFA is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Christopher G. Miller, CFA, Portfolio Manager / 2017 Theran Motl, CFA, Portfolio Manager / 2020

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Theran Motl, CFA Intrinsic Small Cap Value Fund	Mr. Motl joined Wells Capital Management or one of its predecessor firms in 2002, where he currently serves as Co-Portfolio Manager of the PMV Small Cap strategy.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Portfolio Manager
Theran Motl, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Theran Motl became a portfolio manager of the Fund on February 1, 2020. The information presented in this table is as of March 31, 2019, at which time Theran Motl was not a portfolio manager of the Fund.

Wells Capital Management
Theran Motl, CFA	Intrinsic Small Cap Value Fund	$0

January 27, 2020	SCR010/P201SP2